                            AIM EUROLAND GROWTH FUND
                             AIM MID CAP EQUITY FUND

                    (SERIES PORTFOLIOS OF AIM GROWTH SERIES)

                         Supplement dated March 5, 2002
          to the Statement of Additional Information dated May 1, 2001 as supplemented June 14, 2001, July 6, 2001, August 1, 2001, August 20, 2001, September 4, 2001, September 18, 2001, October 1, 2001 and November 15, 2001


The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds with names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the rule, the Board of Trustees has approved the changes described in this supplement.

At a meeting held on February 7, 2002, the Board of Trustees of AIM Growth Series, on behalf of AIM Mid Cap Equity Fund, voted to change the fund's name to "AIM Mid Cap Core Equity Fund".

The Board of Trustees also approved the following new non-fundamental policies:

      o "AIM Euroland Growth Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of companies in European countries that are members of the European Economic and Monetary Union. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions."

      o "AIM Mid Cap Core Equity Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of mid-cap companies. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions."

The changes noted above become effective July 1, 2002.

                              AIM BASIC VALUE FUND
                            AIM SMALL CAP GROWTH FUND

                    (SERIES PORTFOLIOS OF AIM GROWTH SERIES)

                         Supplement dated March 5, 2002
          to the Statement of Additional Information dated May 1, 2001 as supplemented May 4, 2001, June 13, 2001, July 6, 2001, August 1, 2001,
  August 20, 2001 September 4, 2001, September 18, 2001 and November 15, 2001

The Fund will close to investors other than those outlined below effective on the close of business on March 18, 2002. At that time, the changes outlined in this supplement under the headings "INTRODUCTION" and "DISTRIBUTION PLANS - THE CLASS A AND C PLAN" will be effective.

The following paragraph is added after the forth paragraph under the heading entitled "INTRODUCTION" on page 1 of the Statement of Additional Information:

     "Effective as of the close of business on March 18, 2002, the Small Cap Fund will be closed to new investors. The following types of investors may continue to invest in the Small Cap Fund if they are invested in the Fund on the date the Fund discontinues sales to new investors and remain invested in the Fund: existing shareholders of the Fund; existing shareholders of the Fund who open other accounts in their name; retirement plans maintained pursuant to Section 401 of the Internal Revenue Code ("the Code"); retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code; retirement plans maintained pursuant to Section 457 of the Code; non-qualified deferred compensation plans maintained pursuant to Section 83 of the Code; and Qualified Tuition Programs maintained pursuant to Section 529 of the Code. Future investments in the Fund made by existing brokerage firm wrap programs will be at the discretion of AIM Distributors. The following types of investors may open new accounts in the Small Cap Fund, if approved by AIM Distributors: retirement plans maintained pursuant to Section 401 of the Code; retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code; retirement plans maintained pursuant to Section 457 of the Code; non-qualified deferred compensation plans maintained pursuant to Section 83 of the Code; and Qualified Tuition Programs maintained pursuant to Section 529 of the Code. Such plans and programs that are considering the Small Cap Fund as an investment option should contact AIM Distributors for approval.

The following replaces in its entirety the first paragraph under the heading entitled "THE DISTRIBUTION PLANS - THE CLASS A AND C PLAN" on page 28 of the Statement of Additional Information:

     "The Trust has adopted a Master Distribution Plan as amended, pursuant to Rule 12b-1 under the 1940 Act relating to the Class A and Class C shares of the Funds (the "Class A and C Plan"). The Class A and C Plan provides that the Class A shares pay 0.35% per annum of the average daily net assets attributable to Class A shares as compensation to AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of Class A shares. AIM Distributors will reduce this payment for Class A shares of Small Cap Fund from 0.35% to 0.25% per annum during the period that Small Cap Fund is closed to new investors. Under the Class A and C Plan, Class C shares of each Fund pay compensation to AIM Distributors at an annual rate of 1.00% of the average daily net assets attributable to Class C shares. The Class A and C Plan is designed to compensate AIM Distributors on a quarterly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A or Class C shares of a Fund. Payments can also be directed by AIM Distributors to selected institutions who have entered into service agreements with respect to Class A and Class C shares of each Fund and who provide continuing personal services to their customers who own Class A and Class C shares of the Funds. The service fees payable to selected institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institution's customers' accounts which were purchased on or after a prescribed date set forth in the Plan. Activities appropriate for financing under the Class A Plan include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class A and C Plan."

The change noted below becomes effective July 1, 2002.

The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds with names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the rule, the Board of Trustees has approved the following new non-fundamental policy:

     "AIM Small Cap Growth Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small-cap companies. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions."

                     CLASS A, CLASS B AND CLASS C SHARES OF

                            AIM EUROLAND GROWTH FUND

                         Supplement dated March 5, 2002
       to the Prospectus dated May 1, 2001, as supplemented June 14, 2001

The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement.

The following information replaces in its entirety the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

      "The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of companies in European countries that are members of the European Economic and Monetary Union ("EMU"). In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. European countries that are members of EMU are designated as the fund's primary investment area. The fund typically considers a company to be domiciled in a particular country if it (1) is organized under the laws of a particular country or has its principal office in a particular country; or (2) derives 50% or more of its total revenues from business in that country, provided that, in the view of the portfolio manager, the value of the issuer's securities tends to reflect such country's development to a greater extent than developments elsewhere."

The following information replaces in its entirety the third paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

      "The fund invests at least 65% of its total assets in equity securities of large cap companies, i.e. companies with market caps within the range of market caps of companies in the top 50% of the Morgan Stanley Capital International EMU Index at the time of purchase."

The following information replaces in its entirety the fourth paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

      "The fund may invest up to 20% of its net assets in equity securities of companies in developed countries outside of European countries that are members of EMU or in investment-grade debt securities, or securities deemed by the portfolio managers to be of comparable quality. Any percentage limitations with respect to assets of the fund are applied at the time of purchase."

The following information replaces in its entirety the sixth paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

      "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or the following liquid assets: money market instruments, shares of affiliated money market funds or high-quality debt obligations. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or such liquid assets."

The changes noted above become effective July 1, 2002.

                     CLASS A, CLASS B AND CLASS C SHARES OF

                             AIM MID CAP EQUITY FUND

                         Supplement dated March 5, 2002
         to the Prospectus dated May 1, 2001, as revised October 1, 2001

The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement.

At a meeting held on February 7, 2002, the Board of Trustees of AIM Growth Series, on behalf of AIM Mid Cap Equity Fund, voted to change the fund's name to "AIM Mid Cap Core Equity Fund."

The Board of Trustees also approved the following changes to the fund's investment strategies:

The following information replaces in its entirety the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

      "The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of mid-cap companies. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a mid-cap company if it has a market capitalization, at the time of purchase, within the range of market capitalizations of companies included in the Russell Midcap(TM) Index. The Russell Midcap Index measures the performance of the 800 companies in the Russell 1000(R) Index with the lowest market capitalization. These companies are considered representative of medium-sized companies."

The following information replaces in its entirety the third paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

      "The fund may invest up to 20% of its net assets in equity securities of companies in other market capitalization ranges or in investment-grade debt securities. The fund may also invest up to 25% of its total assets in foreign securities. For risk management purposes, the fund may hold a portion of its assets in cash or the following liquid assets: money market instruments, shares of affiliated money market funds, or high quality debt instruments. Any percentage limitations with respect to assets of the fund are applied at the time of purchase."

The following information replaces in its entirety the fifth paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

      "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or liquid assets. A larger position in cash or liquid assets could detract from the fund's objective, but could also reduce the fund's exposure in the event of a market downturn. For cash management purposes, the fund may also hold a portion of its assets in cash or liquid assets."

The following sentence replaces in its entirety the fourth paragraph under the heading "PRINCIPAL RISKS OF INVESTING IN THE FUND":

      "To the extent the fund holds cash or liquid assets rather than equity securities for risk management, the fund may not achieve its investment objective."

The changes noted above become effective July 1, 2002.

                     CLASS A, CLASS B AND CLASS C SHARES OF

                            AIM SMALL CAP GROWTH FUND

                         Supplement dated March 5, 2002
       to the Prospectus dated May 1, 2001, as revised December 27, 2001

The Fund will close to investors other than those outlined below effective on the close of business on March 18, 2002. At that time, the changes outlined in this supplement relating to "ANNUAL FUND OPERATING EXPENSES" and "FUND CLOSURE" will be effective.

The following replaces in its entirety the table appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE - FEE TABLE - ANNUAL FUND OPERATING EXPENSES" on page 3 of the prospectus.

"ANNUAL FUND OPERATING EXPENSES(2)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                  CLASS A           CLASS B          CLASS C
--------------------------------------------------------------------------------

Management Fees                     0.71%            0.71%             0.71%

Distribution and/or                 0.35             1.00              1.00
Service (12b-1) Fees(3)

Other Expenses                      0.17             0.17              0.17

Total Annual Fund                   1.23             1.88              1.88
Operating Expenses(3)

--------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

(2) There is no guarantee that actual expenses will be the same as those shown in the table.

(3) The distributor has agreed to limit Class A shares' Rule 12b-1 distribution plan payments to 0.25%, during the periods the fund is closed to new investors."

The information appearing under the headings "OTHER INFORMATION - FUTURE FUND CLOSURE" and the heading "FUTURE FUND CLOSURE" on page 4 of the Prospectus are deleted in their entirety and replaced with the following:

"FUND CLOSURE

Due to the sometimes limited availability of common stocks of smaller companies that meet the investment criteria for the fund, the fund will discontinue public sales of its shares to new investors on the close of business on March 18, 2002. Investors should note that the fund reserves the right to refuse any order that might disrupt the efficient management of the fund.

The following types of investors may continue to invest in the fund if they are invested in the fund on the date the fund discontinues sales to new investors and remain invested in the fund after that date:

(i)     Existing shareholders of the fund;
(ii)    Existing shareholders of the fund who open other accounts in their name;
(iii)   The following plans and programs:

        o Retirement plans maintained pursuant to Section 401 of the Internal Revenue Code ("the Code)";

        o Retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under
             Section 501(c)(3) of the Code;

        o    Retirement plans maintained pursuant to Section 457 of the Code;

        o    Nonqualified deferred compensation plans maintained pursuant to
             Section 83 of the Code; and

        o Qualified Tuition Programs maintained pursuant to Section 529 of the Code.

Future investments in the fund made by existing brokerage firm wrap programs will be at the discretion of A I M Distributors, Inc. (the distributor). Please contact the distributor for approval.

The following types of investors may open new accounts in the fund, if approved by the distributor:

        o    Retirement plans maintained pursuant to Section 401 of the Code;

        o Retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under
             Section 501(c)(3) of the Code;

        o    Retirement plans maintained pursuant to Section 457 of the Code;

        o    Nonqualified deferred compensation plans maintained pursuant to
             Section 83 of the Code; and

        o Qualified Tuition Programs maintained pursuant to Section 529 of the Code.

Such plans and programs that are considering the fund as an investment option should contact the distributor for approval.

During this closed period, the fund may impose different standards for additional investments. Also, during this closed period, the Rule 12b-1 fees for Class A shares will be reduced from 0.35% to 0.25% of the fund's average daily net assets attributable to Class A shares. The Rule 12b-1 fees for Class B and Class C shares will not be reduced during this closed period.

The fund may resume sales of shares to other new investors at some future date if the Board of Trustees determines that it would be in the best interest of the shareholders."


The changes noted below become effective July 1, 2002.

The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement.

The following information replaces in its entirety the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small-cap companies. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a small-cap company if it has a market capitalization, at the time of purchase, within the range of market capitalizations of companies included in the Russell 2000--Registered Trademark-- Index. The Russell 2000 Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 2,000 smallest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization."

The following information replaces the first sentence of the third paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "The fund may also invest up to 20% of its net assets in equity securities of issuers that have market capitalizations, at the time of purchase, outside of the range of market capitalizations of companies included in the Russell 2000--Registered Trademark-- Index, and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments."

The following information replaces in its entirety the fifth paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or the following liquid assets: money market instruments, shares of affiliated money market funds or high-quality debt obligations. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or such liquid assets."